Financial structure and financial costs - Interest rate risk sensitivity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sensitivity analysis
Financial liabilities	$ (89,295)	$ (90,157)	$ (87,965)
Financial assets	72,163	62,452	62,133
Fair value, financial liabilities	(90,840)	(91,258)	(88,795)
Fair value, financial assets	72,163	62,452	62,133
Impact of changes in interest rates on the cost of net debt
Cost of net debt	(1,534)	(1,104)	(873)
Current portion of non-current debt after swap (excluding capital lease obligations)
Sensitivity analysis
Financial liabilities	(4,646)	(4,614)	(4,518)
Fair value, financial liabilities	(4,645)	(4,614)	(4,518)
Held for trading - Other interest rate swaps
Sensitivity analysis
Carrying amount	76	33	(1)
Estimated fair value	76	33	(1)
Held for trading - Currency swaps and forward exchange contracts
Sensitivity analysis
Carrying amount	142	(23)	(26)
Estimated fair value	142	(23)	(26)
Due after 12 months | Bonds (before swaps)
Sensitivity analysis
Financial liabilities	(36,613)	(36,656)	(39,257)
Fair value, financial liabilities	(38,159)	(37,757)	(40,087)
Due after 12 months | Swaps hedging fixed-rate bonds
Sensitivity analysis
Financial liabilities	(1,082)	(3,651)	(2,891)
Financial assets	606	845	1,219
Carrying amount	(476)	(2,806)	(1,672)
Fair value, financial liabilities	(1,082)	(3,651)	(2,891)
Fair value, financial assets	606	845	1,219
Estimated fair value	$ (476)	$ (2,806)	$ (1,672)
Interest rate risk | 10 basis points
Sensitivity analysis
Reasonably possible increase in assumption (as a percent)	0.10%	0.10%	0.10%
Reasonably possible decrease in assumption (as a percent)	0.10%	0.10%	0.10%
Impact of changes in interest rates on the cost of net debt
Impact on cost of net debt, interest rate increase	$ (6)	$ (17)	$ (20)
Impact on cost of net debt, interest rate decrease	6	17	20
Interest rate risk | 10 basis points | Current portion of non-current debt after swap (excluding capital lease obligations)
Sensitivity analysis
Change in fair value due to interest rate increase	1	5	5
Change in fair value due to interest rate decrease	(1)	(4)	(5)
Interest rate risk | 10 basis points | Held for trading - Other interest rate swaps
Sensitivity analysis
Change in fair value due to interest rate increase	12	7	8
Change in fair value due to interest rate decrease	(12)	(7)	(8)
Interest rate risk | 10 basis points | Due after 12 months | Bonds (before swaps)
Sensitivity analysis
Change in fair value due to interest rate increase	191	221	156
Change in fair value due to interest rate decrease	(191)	(221)	(156)
Interest rate risk | 10 basis points | Due after 12 months | Swaps hedging fixed-rate bonds
Sensitivity analysis
Change in fair value due to interest rate increase	(83)	(117)	(144)
Change in fair value due to interest rate decrease	$ 83	$ 117	$ 144
Interest rate risk | 100 basis points
Sensitivity analysis
Reasonably possible increase in assumption (as a percent)	1.00%	1.00%	1.00%
Reasonably possible decrease in assumption (as a percent)	1.00%	1.00%	1.00%
Impact of changes in interest rates on the cost of net debt
Impact on cost of net debt, interest rate increase	$ (63)	$ (172)	$ (204)
Impact on cost of net debt, interest rate decrease	$ 63	$ 172	$ 204